Long-Term Debt - Schedule of Maturities of Long-term Debt (Q2) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Remainder of 2020	$ 207,267
2021	404,619	$ 426,254
2022	600,960	306,504
2023	561,413	304,574
2024	515,958	262,008
2025 and thereafter	1,390,724	899,440
Total	$ 3,680,941	$ 2,412,304	$ 2,623,571